Commitments	12 Months Ended
Dec. 31, 2025
Commitments and contingencies [abstract]
Commitments	COMMITMENTS
A.PMI CIM has entered into several contracts for the sale of crude oil on the international market to foreign companies. The terms and conditions of these contracts are specific to each client, and their durations may be indefinite (evergreen contracts) or they may contain a minimum obligatory period (long-term contracts).
B.PEMEX has entered into a nitrogen supply contract for the pressure maintenance program at the Cantarell complex. During 2007, an additional contract was entered into with the purpose of supplying nitrogen to the Ku-Maloob-Zap complex and extending the original contract until 2030. As of December 31, 2025 and 2024, the value of the nitrogen to be supplied during the term of the contract was approximately U.S.$530,968 and U.S.$657,891, respectively. In the event of the annulment of the contract and depending on the circumstances, PEMEX has the right or the obligation to acquire the vendor’s nitrogen plant under the terms of the contract.
Estimated future payments under this contract for upcoming fiscal years are as follows:

Year	Payment
2026	268,808
2027	157,314
2028	45,999
2029	39,715
2030	19,132
Total	U.S.$	530,968
C.As of December 31, 2025 and 2024, the estimated value of the commitments that PEMEX has entered into with several contractors for the development of various infrastructure and services works was as follows:

Maturity	2025		2024
Up to 1 year	Ps.	11,081,914	Ps.	26,894,474
1 to 3 years	25,038,616		28,447,421
4 to 5 years	13,049,526		17,469,459
More than 5 years	—		576,348
Total	Ps.	49,170,056	Ps.	73,387,702